Expense Example (Invesco V.I. Leisure Fund, Series II shares, Invesco V.I. Leisure Fund, USD $)	12 Months Ended
May 02, 2011
Invesco V.I. Leisure Fund | Series II shares, Invesco V.I. Leisure Fund
Example
Expense Example, By Year, Column [Text]	Series II
1 Year	$ 128
3 Years	535
5 Years	967
10 Years	$ 2,170